SCHEDULE OF REAL ESTATE (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Real Estate [Abstract]
Land Held for Development	$ 70,113,200	$ 9,532,800	$ 9,707,800
Construction in Progress	15,104,600	9,042,700	12,879,600
Held for Sale		1,794,800	2,239,300
Real estate	$ 85,217,800	$ 20,370,300	$ 24,826,700